                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2006-B                                                                  EXHIBIT 99
MONTHLY INVESTOR REPORT

Collection Period                                                                                November, 2006
Payment Date                                                                                         12/15/2006
Transaction Month                                                                                             4

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS                                                              WEIGHTED AVG REMAINING
                                               DOLLAR AMOUNT          # OF RECEIVABLES           TERM AT CUTOFF
Initial Pool Balance                       $3,149,999,909.60                   154,834                52 months
Original Securities:                           DOLLAR AMOUNT        NOTE INTEREST RATE     LEGAL FINAL MATURITY
   Class A-1 Notes                           $657,000,000.00                   5.4048%       September 15, 2007
   Class A-2 A Notes                         $470,000,000.00                    5.420%            July 15, 2009
   Class A-2 B Notes                         $470,000,000.00   one-month LIBOR + 0.02%            July 15, 2009
   Class A-3 Notes                           $730,000,000.00                    5.260%         October 15, 2010
   Class A-4 Notes                           $438,560,000.00                    5.250%       September 15, 2011
   Class B Notes                              $87,333,000.00                    5.430%        February 15, 2012
   Class C Notes                              $58,222,000.00                    5.680%            June 15, 2012
   Class D Notes                              $58,222,000.00                    7.120%        February 15, 2013
                                           -----------------
      Total                                $2,969,337,000.00

II. AVAILABLE FUNDS
INTEREST:
   Interest Collections                                                                          $13,231,293.79
PRINCIPAL:
  Principal Collections                                                                          $53,154,093.66
  Prepayments in Full                                                                            $28,593,515.88
  Liquidation Proceeds                                                                            $1,307,434.43
  Recoveries                                                                                          $8,321.87
                                                                                                      ---------
      SUB TOTAL                                                                                  $83,063,365.84
                                                                                                 --------------
COLLECTIONS                                                                                      $96,294,659.63
PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                            $287,587.69
   Purchase Amounts Related to Interest                                                               $2,234.67
                                                                                                      ---------
      SUB TOTAL                                                                                     $289,822.36
Clean-up Call                                                                                             $0.00
                                                                                                          -----
AVAILABLE COLLECTIONS                                                                            $96,584,481.99
Reserve Account Draw Amount                                                                               $0.00
Net Swap Receipt - Tranche A-2b                                                                           $0.00
                                                                                                          -----
AVAILABLE FUNDS                                                                                  $96,584,481.99

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                November, 2006
Payment Date                                                                                         12/15/2006
Transaction Month                                                                                             4

III. DISTRIBUTIONS                                                                   CARRYOVER        REMAINING
AVAILABLE FUNDS                        CALCULATED AMOUNT     AMOUNT PAID  SHORTFALL  SHORTFALL  AVAILABLE FUNDS
Owner Trustee Fees and Expenses                    $0.00           $0.00      $0.00      $0.00   $96,584,481.99
Indenture Trustee Fees and                         $0.00           $0.00      $0.00      $0.00   $96,584,481.99
Servicing Fee                              $2,372,981.97   $2,372,981.97      $0.00      $0.00   $94,211,500.02
Net Swap Payment - Tranche A-2 B              $27,416.67      $27,416.67      $0.00      $0.00   $94,184,083.35
Interest - Class A-1 Notes                 $1,582,448.45   $1,582,448.45      $0.00      $0.00   $92,601,634.90
Interest - Class A-2 A Notes               $2,122,833.33   $2,122,833.33      $0.00      $0.00   $90,478,801.57
Interest - Class A-2 B Notes               $2,091,500.00   $2,091,500.00      $0.00      $0.00   $88,387,301.57
Interest - Class A-3 Notes                 $3,199,833.33   $3,199,833.33      $0.00      $0.00   $85,187,468.24
Interest - Class A-4 Notes                 $1,918,700.00   $1,918,700.00      $0.00      $0.00   $83,268,768.24
Swap Termination Payment                           $0.00           $0.00      $0.00      $0.00   $83,268,768.24
First Priority Principal Payment                   $0.00           $0.00      $0.00      $0.00   $83,268,768.24
Interest - Class B Notes                     $395,181.83     $395,181.83      $0.00      $0.00   $82,873,586.41
Second Priority Principal Payment                  $0.00           $0.00      $0.00      $0.00   $82,873,586.41
Interest - Class C Notes                     $275,584.13     $275,584.13      $0.00      $0.00   $82,598,002.28
Third Priority Principal Payment          $50,371,102.06  $50,371,102.06      $0.00      $0.00   $32,226,900.22
Interest - Class D Notes                     $345,450.53     $345,450.53      $0.00      $0.00   $31,881,449.69
Reserve Account Deposit                            $0.00           $0.00      $0.00      $0.00   $31,881,449.69
Regular Principal Payment                $300,971,803.62  $31,881,449.69      $0.00      $0.00            $0.00
Additional Trustee Fees and                        $0.00           $0.00      $0.00      $0.00            $0.00
Residual Released to Depositor                     $0.00           $0.00      $0.00      $0.00            $0.00
                                                                   -----
TOTAL                                                     $96,584,481.99

                                                        PRINCIPAL PAYMENT:
                                                           First Priority Principal Payment               $0.00
                                                           Second Priority Principal Payment              $0.00
                                                           Third Priority Principal Payment      $50,371,102.06
                                                           Regular Principal Payment             $31,881,449.69
                                                                                                 --------------
                                                           TOTAL                                 $82,252,551.75

IV. NOTEHOLDER PAYMENTS
                    NOTEHOLDER PRINCIPAL PAYMENTS   NOTEHOLDER INTEREST PAYMENTS          TOTAL PAYMENT
                            ACTUAL  PER $1,000 OF          ACTUAL  PER $1,000 OF          ACTUAL  PER $1,000 OF
                                         ORIGINAL                       ORIGINAL                       ORIGINAL
                                          BALANCE                        BALANCE                        BALANCE
Class A-1 Notes     $82,252,551.75        $125.19   $1,582,448.45       $2.41     $83,835,000.20        $127.60
Class A-2 A Notes            $0.00          $0.00   $2,122,833.33       $4.52      $2,122,833.33          $4.52
Class A-2 B Notes            $0.00          $0.00   $2,091,500.00       $4.45      $2,091,500.00          $4.45
Class A-3 Notes              $0.00          $0.00   $3,199,833.33       $4.38      $3,199,833.33          $4.38
Class A-4 Notes              $0.00          $0.00   $1,918,700.00       $4.38      $1,918,700.00          $4.38
Class B Notes                $0.00          $0.00     $395,181.83       $4.53        $395,181.83          $4.53
Class C Notes                $0.00          $0.00     $275,584.13       $4.73        $275,584.13          $4.73
Class D Notes                $0.00          $0.00     $345,450.53       $5.93        $345,450.53          $5.93
                             -----          -----     -----------       -----        -----------          -----
TOTAL               $82,252,551.75         $27.70  $11,931,531.60       $4.02     $94,184,083.35         $31.72

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                November, 2006
Payment Date                                                                                         12/15/2006
Transaction Month                                                                                             4

V. NOTE BALANCE AND POOL INFORMATION
                                              BEGINNING OF PERIOD                      END OF PERIOD
                                               BALANCE        NOTE FACTOR            BALANCE        NOTE FACTOR
Class A-1 Notes                        $351,342,905.68          0.5347685    $269,090,353.93          0.4095744
Class A-2 A Notes                      $470,000,000.00          1.0000000    $470,000,000.00          1.0000000
Class A-2 B Notes                      $470,000,000.00          1.0000000    $470,000,000.00          1.0000000
Class A-3 Notes                        $730,000,000.00          1.0000000    $730,000,000.00          1.0000000
Class A-4 Notes                        $438,560,000.00          1.0000000    $438,560,000.00          1.0000000
Class B Notes                           $87,333,000.00          1.0000000     $87,333,000.00          1.0000000
Class C Notes                           $58,222,000.00          1.0000000     $58,222,000.00          1.0000000
Class D Notes                           $58,222,000.00          1.0000000     $58,222,000.00          1.0000000
                                        --------------          ---------     --------------          ---------
TOTAL                                $2,663,679,905.68          0.8970622  $2,581,427,353.93          0.8693615

POOL INFORMATION
   Weighted Average APR                                            5.710%                                5.687%
   Weighted Average Remaining Term                                  53.92                                 53.07
   Number of Receivables Outstanding                              143,291                               140,161
   Pool Balance                                         $2,847,578,366.16                     $2,763,390,987.39
   Adjusted Pool Balance (Pool Balance - YSOC Amount)   $2,631,827,639.71                     $2,555,086,803.62
   Pool Factor                                                  0.9039932                             0.8772670

VI. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Balance                                                                        $15,749,999.55
Targeted Credit Enhancement Amount                                                               $27,633,909.87
Yield Supplement Overcollateralization Amount                                                   $208,304,183.77
Targeted Overcollateralization Amount                                                           $220,188,094.09
Actual Overcollateralization Amount (EOP Pool Balance -EOP Note Balance)                        $181,963,633.46

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                $15,749,999.55
Reserve Account Deposits Made                                                                              0.00
Reserve Account Draw Amount                                                                                0.00
                                                                                                           ----
Ending Reserve Account Balance                                                                   $15,749,999.55
Change in Reserve Account Balance                                                                         $0.00
Specified Reserve Balance                                                                        $15,749,999.55

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                November, 2006
Payment Date                                                                                         12/15/2006
Transaction Month                                                                                             4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                               # OF RECEIVABLES          AMOUNT
Realized Loss                                                                               509     $844,747.11
(Recoveries)                                                                                  8       $8,321.87
                                                                                                      ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                            $836,425.24
Cumulative Net Losses Last Collection                                                               $807,996.05
                                                                                                    -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                  $1,644,421.29

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)        0.35%

DELINQUENT RECEIVABLES:
                                                              % OF EOP POOL   # OF RECEIVABLES           AMOUNT
31-60 Days Delinquent                                                 0.92%              1,179   $25,312,393.13
61-90 Days Delinquent                                                 0.07%                 89    $2,024,481.39
91-120 Days Delinquent                                                0.02%                 21      $535,299.95
Over 120 Days Delinquent                                              0.01%                  9      $219,067.39
                                                                      -----                  -      -----------
TOTAL DELINQUENT RECEIVABLES                                          0.99%              1,298   $28,091,241.86

REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                                                124    $2,609,728.82
Total Repossesed Inventory                                                                 153    $3,438,374.09

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                      0.0932%
Preceding Collection Period                                                                             0.2373%
Current Collection Period                                                                               0.3578%
Three Month Average                                                                                     0.2294%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                      0.0461%
Preceding Collection Period                                                                             0.0712%
Current Collection Period                                                                               0.0849%
Three Month Average                                                                                     0.0674%